Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	Oct. 18, 2024	May 31, 2024	May 31, 2023	Dec. 06, 2022	Jul. 05, 2022	May 31, 2022	May 31, 2021	Mar. 18, 2021	May 31, 2020	Mar. 02, 2020	Dec. 30, 2019	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000123053
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - Institutional Class
Account Value	$ 222,586		$ 197,845	$ 144,770			$ 159,827	$ 167,650		$ 94,978			$ 101,331	$ 118,234	$ 111,329	$ 91,763	$ 100,000
C000138389
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - Investor Class
Account Value	$ 21,633		19,273	14,132			15,640	16,455		9,348			9,992	11,704	11,058	9,146	10,000
C000236986
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - A Class
Account Value	$ 15,072		13,428	9,851		$ 9,426
C000236985
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical U.S. Value Equity Fund - C Class
Account Value	$ 15,651		14,047	10,378		10,000
C000218236
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - Institutional Class
Account Value	$ 156,479		140,066	120,448			118,957	136,568		86,900	$ 100,000
C000218237
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - Investor Class
Account Value	$ 15,465		13,863	11,955			11,836	13,615		8,680	10,000
C000236988
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - A Class
Account Value	$ 14,065		12,613	10,870		9,424
C000236987
Account Value [Line Items]
Line Graph and Table Measure Name	Lyrical International Value Equity Fund - C Class
Account Value	$ 14,602		13,194	11,454		10,000
C000216823
Account Value [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Systematic Opportunities Fund - Institutional Class
Account Value	$ 123,942		113,292	101,814			100,327	111,200		86,300		$ 100,000
C000256096
Account Value [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Systematic Opportunities Fund - C Class
Account Value	$ 10,926	$ 10,000
C000216825
Account Value [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Tactical Fund - Institutional Class
Account Value	$ 120,183		121,942	102,700			108,264	127,377		102,700		100,000
C000226152
Account Value [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Tactical Fund - C Class
Account Value	$ 9,170		9,419	8,044			8,586	10,234	$ 10,000
C000238715
Account Value [Line Items]
Line Graph and Table Measure Name	Q3 All-Season Active Rotation ETF
Account Value	$ 11,834		11,856	10,295	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 335,352		295,404	230,448			223,907	224,579		160,050			141,841	136,671	119,484	101,716	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535		29,540	23,045			22,391	22,458		16,005			$ 14,184	$ 13,667	$ 11,948	$ 10,172	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,126		14,205	11,081		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,126		14,205	11,081		10,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 163,484		144,256	121,708			118,093	131,770		95,200	100,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,348		14,426	12,171			11,809	13,177		9,520	$ 10,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 15,601		13,766	11,614		10,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 15,601		13,766	11,614		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 100,709		95,495	94,265			96,329	104,959		105,385		100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,073	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 100,709		95,495	94,265			96,329	104,959		105,385		100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,731		9,227	9,108			9,308	10,142	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 13,223		11,915	10,197	10,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 133,172		121,258	107,927			109,822	119,739		94,569		100,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 10,237	$ 10,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 133,172		121,258	107,927			109,822	119,739		$ 94,569		$ 100,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 11,530		10,499	9,344			$ 9,508	$ 10,367	$ 10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 15,084		$ 13,265	$ 10,619	$ 10,000